                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000


Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                                      United Fire & Casualty Company
Address:                                   118 Second Ave., S.E.
                                           Cedar Rapids, IA 52407

Form 13F File Number:                      Initial Filing

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Dianne M. Lyons
Title:            Controller
Phone:            319-286-5723

Signature, Place and Date of Signing:

/s/ Dianne M. Lyons     Cedar Rapids   IA 04-02-01

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              92

Form 13F Information Table Value Total:        $112,627 (thousands)

List of Other Included Managers:                   NONE

FORM 13F INFORMATION TABLE

                                                                                                                   ----VOTING
                                                                 VALUE    SHARES/  SH/  PUT/  INVSTMNT   OTHER     AUTHORITY-------
NAME OF ISSUER                       TITLE OF CLASS    CUSIP    (x $1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
====================================================================================================================================
ADC Telecommunication Inc            Common          000886-10-1       136      7500  SH         DEFINED          7500
At&t Corp                            Common          001957-10-9        91      5275  SH         DEFINED          5275
Abbott Laboratories                  Common          002824-10-0      5813   120,000  SH         SOLE          120,000
Alliant Corp                         Common          018802-10-8       383    12,000  SH         SOLE           12,000
Alltel Corp                          Common          020039-10-3       157     2,518  SH         SOLE            2,518
American Strategic Inc Port II       Common          030099-10-5       300    25,420  SH         SOLE           25,420
Anheuser Busch Comps Inc             Common          035229-10-3       182     4,000  SH         SOLE            4,000
Applied Materials Inc                Common          038222-10-5       113      2950  SH         DEFINED          2950
Avaya Inc                            Common          053499-10-9         2       241  SH         DEFINED           241
BCE Inc                              Common          05534B-10-9       469    16,200  SH         SOLE           16,200
B R E Properties                     Common          05564E-10-6       570    18,000  SH         SOLE           18,000
Bank of America Corporation          Common          060505-10-4      2982    65,000  SH         SOLE           65,000
Bank One Corp                        Common          06423A-10-3      1602    43,740  SH         SOLE           43,740
Bell South Corp                      Common          079860-10-2       655    16,000  SH         SOLE           16,000
Bemis Companies Inc                  Common          081437-10-5       292     8,700  SH         SOLE            8,700
The Boeing Company                   Common          097023-10-5      1980    30,000  SH         SOLE           30,000
The Boeing Company                   Common          097023-10-5       330     5,000  SH         SOLE            5,000
Burlington Northern Santa Fe         Common          12189T-10-4       457    16,158  SH         SOLE           16,158
Burlington Resources Inc             Common          122014-10-3       352     6,972  SH         SOLE            6,972
Carnival Corp                        Common          143658-10-2       139      4500  SH         DEFINED          4500
Cincinnati Financial Co              Common          172062-10-1     11786   297,909  SH         SOLE          297,909
Citigroup Inc                        Common          172967-10-1       302      5916  SH         DEFINED          5916
Compaq Computer Corp                 Common          204493-10-0        93      6150  SH         DEFINED          6150
Computer Assoc Intl                  Common          204912-10-9       102      5250  SH         DEFINED          5250
Cummins Engine Co Inc                Common          231021-10-6       190     5,000  SH         SOLE            5,000
Cummins Engine Co Inc                Common          231021-10-6       552    14,545  SH         SOLE           14,545
Dean Foods Co                        Common          242361-10-3     1,151    37,500  SH         SOLE           37,500
Dell Computer Corp                   Common          247025-10-9       110      6300  SH         DEFINED          6300
Dow Chemical Company                 Common          260543-10-3     2,198    60,000  SH         SOLE           60,000
Duke Energy Corp                     Common          264399-10-6     3,410    40,000  SH         SOLE           40,000
Eastman Chemical Company             Common          277432-10-0       244     5,000  SH         SOLE            5,000
Eastman Kodak Co                     Common          277461-10-9       788    20,000  SH         SOLE           20,000
Emerson Electric Co                  Common          291011-10-4       497     6,300  SH         SOLE            6,300
Exxon Mobil Corp                     Common          30231G-10-2     1,739    20,000  SH         SOLE           20,000
Fannie Mae                           Common          313586-10-9       291      3350  SH         DEFINED          3350
Federal Signal Corp                  Common          313855-10-8     1,469    74,864  SH         SOLE           74,864
First Union Corp                     Common          337358-10-5       835    30,008  SH         SOLE           30,008
Firstar Corp                         Common          33763V-10-9       191      8227  SH         DEFINED          8227
Firstar Corporation                  Common          33763V-10-9    13,120   564,300  SH         SOLE          564,300
Ford Motor Company                   Common          345370-86-0       469    20,000  SH         SOLE           20,000
Gap Inc Del                          Common          364760-10-8       202      7925  SH         DEFINED          7925
General Elec Co                      Common          369604-10-3       357      7450  SH         DEFINED          7450
General Electric Co                  Common          369604-10-3     8,629   180,000  SH         SOLE          180,000
H J Heinz Co                         Common          423074-10-3     2,135    45,000  SH         SOLE           45,000
Honeywell International Inc          Common          438516-10-6     1,183    25,000  SH         SOLE           25,000
Intel Corp                           Common          458140-10-0       197      6550  SH         DEFINED          6550
Johnson & Johnson                    Common          478160-10-4       310      2950  SH         DEFINED          2950
Kemet Corp                           Common          488360-10-8        82      5425  SH         DEFINED          5425
LSI Logic                            Common          502161-10-2        88      5150  SH         DEFINED          5150
Lucent Technologies                  Common          549463-10-7        39      2900  SH         DEFINED          2900
Merrill Lynch & Co Inc               Common          590188-10-8       222      3250  SH         DEFINED          3250
Microsoft Corp                       Common          594918-10-4        90      2075  SH         DEFINED          2075
Motorola Inc                         Common          620076-10-9       153      7575  SH         DEFINED          7575
Motorola Inc                         Common          620076-10-9     1,215    60,000  SH         SOLE           60,000
Newell Rubbermaid Inc                Common          651229-10-6       359    15,766  SH         SOLE           15,766
Nicor Inc                            Common          654086-10-7       864    20,000  SH         SOLE           20,000
Nortel Networks Corp.                Common          656568-10-2       146      4550  SH         DEFINED          4550
Nortel Networks Corp                 Common          656568-10-2       816    25,440  SH         SOLE           25,440
Ohio Cas Corp                        Common          677240-10-3       100    10,000  SH         SOLE           10,000
Old Republic International           Common          680223-10-4     2,981    93,168  SH         SOLE           93,168
PPG Ind Inc                          Common          693506-10-7       185     4,000  SH         SOLE            4,000
Penford Corp                         Common          707051-10-8       285    20,000  SH         SOLE           20,000
Penwest Pharmaceuticals Co.          Common          709754-10-5       388    30,000  SH         SOLE           30,000
Pepsico Inc                          Common          713448-10-8       496    10,000  SH         SOLE           10,000
Pioneer Standard Electronics         Common          723877-10-6     2,543   231,187  SH         SOLE          231,187
Pioneer Standard Electronics         Common          723877-10-6       532    48,384  SH         SOLE           48,384
Procter & Gamble Company             Common          742718-10-9     2,196    28,000  SH         SOLE           28,000
Progress Energy Inc                  Common          743263-10-5       941    19,131  SH         SOLE           19,131
Royal Bank Scotland 9.50% Adr C      Preferred       780097-40-8        25     1,000  SH         SOLE            1,000
SBC Communications Inc               Common          78387G-10-3     3,770    78,960  SH         SOLE           78,960
Safeco Corp                          Common          786429-10-0     1,315    40,000  SH         SOLE           40,000
Safeco Corp                          Common          786429-10-0       215     6,550  SH         SOLE            6,550
St Paul Cos Inc                      Common          792860-10-8       639    11,774  SH         SOLE           11,774
Schering Plough Corp                 Common          806605-10-1       253      4450  SH         DEFINED          4450
Shopko Stores Inc                    Common          824911-10-1       100    20,000  SH         SOLE           20,000
Sun Microsystems Inc                 Common          866810104         351     12600  SH         DEFINED         12600
TXU Corp                             Common          873168-10-8     1,329    30,000  SH         SOLE           30,000
Tellabs Inc                          Common          879664-10-0       339      6000  SH         DEFINED          6000
Texas Instruments                    Common          882508-10-4       185      3900  SH         DEFINED          3900
TNT Post Grp                         Common          888742-10-3        98     4,000  SH         SOLE            4,000
Tricon Global Restaurants            Common          895953-10-7        33     1,000  SH         SOLE            1,000
Tyco International Ltd               Common          902124-10-6       451      8125  SH         DEFINED          8125
U S Bancorp                          Common          902973-10-6     5,411   185,385  SH         SOLE          185,385

U S Bancorp                          Common           902973-10-6    1,403   48,051  SH         SOLE            48,051
Vectren Corp                         Common           92240G-10-1      683   26,658  SH         SOLE            26,658
Verizon Com                          Common           92343V-10-4    1,035   20,648  SH         SOLE            20,648
Verizon Communications               Common           92343V-10-4      802   16,000  SH         SOLE            16,000
Wells Fargo & Co                     Common           949746-10-1    6,525  117,176  SH         SOLE           117,176
Western Resources Inc                Common           959425-10-9      248   10,000  SH         SOLE            10,000
Wintrust Financial Corporation       Common           97650W-10-8    2,449  153,682  SH         SOLE           153,682
Xcel Energy Inc.                     Common           98389B-10-0      581   20,000  SH         SOLE            20,000
Xilinx Inc.                          Common           983919-10-1      111     2400  SH         DEFINED           2400

Report Summary                       92 Data Records               112,627         0 other managers on whose behalf report is filed